Income Taxes - Schedule of Open Tax Years by Jurisdiction (Detail)	12 Months Ended
Dec. 31, 2014
Earliest Tax Year [Member] | Germany [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2011
Earliest Tax Year [Member] | France [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2012
Earliest Tax Year [Member] | Brazil [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2009
Earliest Tax Year [Member] | United Kingdom [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2011
Earliest Tax Year [Member] | Switzerland [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2010
Earliest Tax Year [Member] | Australia [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2010
Earliest Tax Year [Member] | Spain [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2010
Earliest Tax Year [Member] | Thailand [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2013
Earliest Tax Year [Member] | Singapore [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2011
Earliest Tax Year [Member] | New Zealand [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2010
Earliest Tax Year [Member] | Colombia [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2013
Earliest Tax Year [Member] | Italy [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2013
Latest Tax Year [Member] | Germany [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014
Latest Tax Year [Member] | France [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014
Latest Tax Year [Member] | Brazil [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014
Latest Tax Year [Member] | United Kingdom [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014
Latest Tax Year [Member] | Switzerland [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014
Latest Tax Year [Member] | Australia [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014
Latest Tax Year [Member] | Spain [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014
Latest Tax Year [Member] | Thailand [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014
Latest Tax Year [Member] | Singapore [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014
Latest Tax Year [Member] | New Zealand [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014
Latest Tax Year [Member] | Colombia [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014
Latest Tax Year [Member] | Italy [Member]
Open Tax Years Jurisdictions [Line Items]
Open tax year	2014